Financial Income Net (Table)	6 Months Ended
Jun. 30, 2022
Finance Income Net [Abstract]
Schedule Of Finance Income Net

	Six months ended June 30		Three months ended June 30
	2022	2021	2022	2021

	U.S. dollars in thousands
Foreign currency exchange differences	(3,865)	239	(3,554)	474
Interest income on short-term deposits	404	112	199	37
Other	(214)	(15)	(205)	(8)

Total financial income (expenses), net	(3,675)	336	(3,560)	503